Impairment Testing (Schedule of intangible assets with an indefinite useful life) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 585	$ 575
Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	552	543
Trademarks [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	33	32
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	97	90
Industrial Products [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	92	89
Growing Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	314	318
Potash [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	20	18
Other [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 29	$ 28